UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09583
                                                     ---------

                           UBS Eucalyptus Fund L.L.C.
         ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
         ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
         ----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-2217
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                          UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2004

                           UBS EUCALYPTUS FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI-ANNUAL REPORT
                                SIX MONTHS ENDED
                                  JUNE 30, 2004



                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital ................     1

Statement of Operations ..............................................     2

Statements of Changes in Members' Capital ............................     3

Statement of Cash Flows ..............................................     4

Notes to Financial Statements ........................................     5

Schedule of Portfolio Investments ....................................    13

Schedule of Investments by Country ...................................    17

                                                     UBS EUCALYPTUS FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                JUNE 30, 2004

---------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $241,389,937)                        $ 302,908,844
Cash and cash equivalents                                                          1,700,739
Receivables:
  Due from brokers                                                                45,983,770
  Investments sold, not settled                                                    5,097,582
  Dividends                                                                          131,003
  Interest                                                                             1,577
Other assets                                                                           8,905
---------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                     355,832,420
---------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $49,130,957)      51,599,438
Payables:
  Margin loan                                                                     11,300,000
  Investments purchased, not settled                                               2,155,659
  Withdrawals payable                                                                485,827
  Management fee                                                                     294,806
  Professional fees                                                                  100,157
  Administration fee                                                                  52,685
  Interest                                                                            47,666
  Other                                                                               76,152
---------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                 66,112,390
---------------------------------------------------------------------------------------------

NET ASSETS                                                                     $ 289,720,030
---------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                      $ 230,691,280
Accumulated net unrealized appreciation on investments
  and other assets and liabilities denominated in foreign currencies              59,028,750
---------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                               $ 289,720,030
---------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

-------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less foreign withholding taxes of $164,733)               $ 920,183
Interest                                                                10,972
-------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                931,155
-------------------------------------------------------------------------------

EXPENSES

Management fee                                                       1,739,531
Interest                                                               669,796
Stock Borrow fees                                                      259,995
Administration fee                                                     152,027
Professional fees                                                       97,250
Miscellaneous                                                           89,003
-------------------------------------------------------------------------------

TOTAL EXPENSES                                                       3,007,602
-------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                 (2,076,447)
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
            FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) from:
  Investments                                                       13,722,083
  Foreign currency transactions                                       (233,988)
Change in net unrealized appreciation/depreciation from:
  Investments                                                        8,069,918
  Other assets and liabilities denominated in foreign currencies        (1,996)
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
            FROM INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS      21,556,017
-------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS          $ 19,479,570
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.
                                                                               2

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
     SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                       MANAGER                MEMBERS                 TOTAL
--------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2003                                  $ 4,753,060           $ 172,596,295          $ 177,349,355

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                    (17,657)             (2,924,172)            (2,941,829)
  Net realized loss from investments
        and foreign currency transactions                                (56,758)             (2,124,398)            (2,181,156)
  Change in net unrealized
        appreciation/depreciation from investments and other
        assets and liabilities denominated in foreign currencies       2,008,683              70,165,980             72,174,663
Incentive allocation                                                      62,423                       -                 62,423
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
        DERIVED FROM OPERATIONS                                        1,996,691              65,117,410             67,114,101
--------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                                 -      20,815,472             20,815,472
  Members' withdrawals                                                   (20,555)            (18,135,940)           (18,156,495)
  Offering costs                                                             (92)                 (3,227)                (3,319)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
        FROM CAPITAL TRANSACTIONS                                        (20,647)              2,676,305              2,655,658
--------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2003                                $ 6,729,104           $ 240,390,010          $ 247,119,114
--------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment gain (loss)                                              (8,486)             (2,059,881)            (2,068,367)
  Net realized gain from investments
        and foreign currency transactions                                345,223              13,090,386             13,435,609
  Change in net unrealized
        appreciation/depreciation from investments and other
        assets and liabilities denominated in foreign currencies         223,773               7,812,755              8,036,528
Incentive allocation                                                      75,800                       -                 75,800
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
        DERIVED FROM OPERATIONS                                          636,310              18,843,260             19,479,570
--------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                         -              34,835,226             34,835,226
  Members' withdrawals                                                  (116,803)            (11,556,339)           (11,673,142)
  Offering Costs                                                          (1,018)                (39,720)               (40,738)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
        FROM CAPITAL TRANSACTIONS                                       (117,821)             23,239,167             23,121,346
--------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2004                                    $ 7,247,593           $ 282,472,437          $ 289,720,030
--------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED JUNE 30, 2004

----------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                          $ 19,479,570
Adjustments to reconcile net increase in Members' capital derived from operations to net cash used in operating activities:
  Purchases of investments                                                        (127,699,968)
  Proceeds from disposition of investments                                         107,322,191
  Net realized gain from investments                                               (13,722,083)
  Change in net unrealized appreciation/depreciation from investments               (8,069,918)
  Changes in assets and liabilities:
    (Increase) decrease in assets:
       Due from brokers                                                             (3,734,108)
       Investments sold, not settled                                                14,187,758
       Dividends                                                                       (61,506)
       Interest                                                                          2,237
       Other assets                                                                     (8,111)
    Increase (decrease) in payables:
      Investments purchased, not settled                                               185,393
      Management fee                                                                    51,603
      Professional fees                                                                 (1,948)
      Administration fee                                                                 9,206
      Interest                                                                         (33,760)
      Other                                                                             11,803
-----------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                              (12,081,641)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                34,835,226
Margin loan                                                                        (25,700,000)
Members' withdrawals                                                               (11,779,733)
Manager withdrawals                                                                   (116,803)
Offering costs                                                                         (40,738)
-----------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                               (2,802,048)

Net decrease in cash and cash equivalents                                          (14,883,689)
Cash and cash equivalents--beginning of period                                      16,584,428
-----------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                           $ 1,700,739
-----------------------------------------------------------------------------------------------

Supplemental cash flows disclosure:
       Interest paid                                                               $   709,723
-----------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.
                                                                               4

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

    1.   ORGANIZATION

         UBS Eucalyptus Fund, L.L.C. (the "Fund") (formerly, UBS PW Eucalyptus Fund, L.L.C.) was organized as a limited liability company under the laws of Delaware on August 26, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceuticals sectors. Although the Fund will invest primarily in publicly traded securities, it may invest up to 15% of the value of its total assets (measured at the time of purchase) in restricted securities and other investments which are illiquid. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund also may invest in securities of both established and emerging companies, the securities of which may be denominated in foreign currencies. The Fund commenced operations on November 22, 1999.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Eucalyptus Management, L.L.C. (the "Manager") (formerly, PW Eucalyptus Management, L.L.C.), a Delaware limited liability company, to provide investment advice to the Fund.

         The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") (formerly, PW Fund Advisor, L.L.C.) and OrbiMed Advisers L.L.C. ("OrbiMed"). UBSFA is the Managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.
         Investment professionals employed by OrbiMed manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund, or a portion thereof, can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES

         A.    PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

         Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

         If market quotations are not readily available, the securities described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund holds no such securities at June 30, 2004.

         When the Fund purchases restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction. Restricted PIPEs with a value of $2,240,054 were fair valued at June 30, 2004 by the Manager.

         Private securities including warrants are valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investment is revalued in a manner that the Manager, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when transactions or events occur that directly affect the value of such securities. Downward adjustments relating to such securities are also made in the event that the eventual realizable value is determined to be less than the carrying value.

         Fair value represents a good faith approximation of the value of an asset and is used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.    PORTFOLIO VALUATION (CONTINUED)

         in which the particular fair values were used in determining the Fund's net asset value. As a result, the Fund's issuance or repurchase of its Interests at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund holds no such securities or liabilities at June 30, 2004.

         Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         B.    SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         C.    FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D.    INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         E.    CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.    USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

    3.   RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Member's capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to OrbiMed.

         UBS Financial Services Inc. ("UBS FSI") (formerly, UBS PaineWebber Inc.), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

    3.   RELATED PARTY TRANSACTIONS (CONTINUED)

         from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. For the six months ended June 30, 2004, UBS FSI and its affiliates earned brokerage commissions of $13,459 from portfolio transactions executed on behalf of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, upon a Member's withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, (defined as net increase in Members Capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2004 and the year ended December 31, 2003 was $75,800 and $62,423, respectively, and has been recorded as an increase to the Manager's capital account, such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of June 30, 2004 or as of the year ended December 31, 2003, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2004 were $11,124.

         As described in the private placement memorandum, certain brokerage arrangements provide that OrbiMed receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by OrbiMed for research and related services that would then be paid for or provided by the broker. The research services obtained by OrbiMed through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by OrbiMed.

    4.   ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

    4.   ADMINISTRATION AND CUSTODIAN FEES (CONTINUED)

         agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

    5.   SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities, for the six months ended June 30, 2004, amounted to $127,699,968 and $107,322,191 respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $24,045,533 and $31,287,259 respectively, and purchases and sales of options and warrants amounting to $850,641 and $2,631,502 respectively. Net realized gains resulting from short positions were $1,839,550 for the six months ended June 30, 2004.

         At June 30, 2004, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2004, accumulated net unrealized appreciation on investments of $59,050,427 which consists of $80,418,368 gross unrealized appreciation and $21,367,941 gross unrealized depreciation.

    6.   SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 2004, the Fund's average interest rate paid on borrowings was 2.90% per annum and the average borrowings outstanding were $32,021,573. The Fund had borrowings outstanding at June 30, 2004 totaling $11,300,000.

    7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

    7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital. Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices.

         Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from brokers (Morgan Stanley & Co. Incorporated and Goldman Sachs & Co.) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. The Fund may enter into forward foreign currency exchange contracts to hedge the currency risk associated with the settlement of foreign denominated security transactions. At June 30, 2004, the Fund had no such forward foreign currency exchange contracts outstanding.

         During the six months ended June 30, 2004, the Fund did not trade any futures contracts.

    8.   FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                                              PERIOD FROM
                                                                                                             NOVEMBER 22,
                                                                                                                 1999
                                                                                                             (COMMENCEMENT
                                     SIX MONTHS                                                             OF OPERATIONS)
                                        ENDED                                                                   THROUGH
                                    JUNE 30, 2004                   YEARS ENDED DECEMBER 31,                 DECEMBER 31,

                                     (UNAUDITED)         2003            2002         2001         2000            1999
                                     -----------         ----            ----         ----         ----            ----
Ratio of net investment loss to
average net assets****                   (1.47)%*       (1.43)%         (1.13)%       (0.95)%     (1.15)%         (6.11)%*

Ratio of total expenses to average
net assets****                            2.12%*         1.98%           2.00%         1.70%        1.95%          8.74%*

Portfolio turnover rate                   23.63%        65.34%           73.26%       73.08%       75.13%         10.94%
Total return pre incentive
allocation**                               7.70%        38.98%          (30.18)%      (3.27)%     106.19%         10.78%
Total return post incentive
allocation ***                             6.16%        31.18%          (30.18)%      (3.27)%      84.95%          8.62%
Average debt ratio****                    11.27%        13.18%           17.11%        5.57%        5.46%          0.28%

Net asset value at end of period      $289,720,030   $247,119,114    $177,349,355   $328,375,770 $383,241,035   $40,019,467

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

    8.    FINANCIAL HIGHLIGHTS (CONTINUED)

     *    Annualized.

     ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

     *** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

     **** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

      SHARES                                                                                                 MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    INVESTMENTS IN SECURITIES (104.55%)
                    -----------------------------------
                    COMMON STOCK (103.08%)
                    ----------------------
                    DIAGNOSTIC EQUIPMENT (2.38%)
          145,500   Gen-Probe, Inc. *, (a)                                                                   $  6,885,060
                                                                                                             ------------
                    DRUG DELIVERY SYSTEMS (1.99%)
          500,000   AeroGen, Inc. *, (c)                                                                        1,511,250
          950,000   Inex Pharmaceuticals Corp. - (Canada) *, **                                                 4,251,352
                                                                                                             ------------
                                                                                                                5,762,602
                                                                                                             ------------
                    MEDICAL - BIOMEDICAL/GENETICS (35.06%)
          202,000   Affymetrix, Inc. *, (a)                                                                     6,611,460
          285,100   Amgen, Inc. *, (a)                                                                         15,557,907
          380,100   ARIAD Pharmaceuticals, Inc. *, (a)                                                          2,846,949
          410,600   Axonyx, Inc. *, (b)                                                                         2,151,544
          193,500   Biogen Idec, Inc. *, (a)                                                                   12,238,875
          548,000   Cambridge Antibody Technology Group PLC - (United Kingdom) *, **                            5,118,057
          314,300   ConjuChem, Inc. - (Canada) *, **                                                            3,000,589
          300,000   Genentech, Inc. *, (a)                                                                     16,860,000
           52,000   Genmab A/S - (Denmark) *, **                                                                  774,563
          300,000   Genzyme Corp. *, (a)                                                                       14,199,000
          208,500   Human Genome Sciences, Inc. *, (a)                                                          2,424,855
          491,000   MedImmune, Inc. *, (a)                                                                     11,484,490
           35,800   MicroIslet, Inc. *, (b)                                                                        58,712
          630,000   Oscient Pharmaceuticals Corp. *                                                             3,219,300
          243,000   Prana Biotechnology Ltd. (b)                                                                1,137,240
          595,000   Prana Biotechnology Ltd. - (Australia) *, **                                                  277,701
          436,900   Savient Pharmaceuticals, Inc. *, (a)                                                        1,083,512
          122,400   Sirna Therapeutics Inc. *, (b)                                                                359,854
           42,600   Tercica, Inc. *                                                                               349,746
          645,000   Xenova Group *, (b)                                                                         1,328,700
          112,400   XOMA Ltd. *                                                                                   503,551
                                                                                                             ------------
                                                                                                              101,586,605
                                                                                                             ------------
                    MEDICAL - DRUGS (47.03%)
           52,000   Actelion Ltd. - (Switzerland) *, **                                                         5,978,920
           48,000   Adolor Corp. *, (a)                                                                           608,640
          215,000   Altana AG - (Germany) **, (a)                                                              12,929,872
          385,000   Array BioPharma, Inc. *, (a)                                                                3,060,750
           22,000   Axcan Pharma, Inc. *                                                                          464,200
          402,000   Chugai Pharmaceutical Co., Ltd. - (Japan) **, (a)                                           6,307,327
          151,500   Eli Lilly and Co. (a)                                                                      10,591,365
           16,000   Forest Laboratories, Inc. *                                                                   906,080
          545,000   Fujisawa Pharmaceutical Co., Ltd. - (Japan) **, (a)                                        12,911,378
           37,000   GlaxoSmithKline PLC - (United Kingdom) **                                                     748,830
          152,000   Hi-Tech Pharmacal Co., Inc. *, (a)                                                          2,483,680
          164,000   IVAX Corp. (a)                                                                              3,934,360
          335,500   Ligand Pharmaceuticals, Inc. - Class B *, (a)                                               5,830,990
          282,000   Novartis AG - (Switzerland) **                                                             12,440,514

     The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

      SHARES                                                                                                 MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    MEDICAL - DRUGS (CONTINUED)
          650,000   Orphan Medical, Inc. *, (b)                                                              $  6,519,500
           40,000   Orphan Medical, Inc. *, (b)                                                                   401,200
           81,000   OSI Pharmaceuticals, Inc. *                                                                 5,705,640
          402,000   Pfizer, Inc. (a)                                                                           13,780,560
           37,000   Pharmion Corp. *                                                                            1,810,040
           15,500   Serono SA - Class B - (Switzerland) **                                                      9,764,852
          220,000   Takeda Pharmaceutical Cos., Ltd. - (Japan) **, (a)                                          9,657,701
           59,600   Tanabe Seiyaku Co., Ltd. - (Japan) **, (a)                                                    533,104
          246,000   Wyeth                                                                                       8,895,360
                                                                                                             ------------
                                                                                                              136,264,863
                                                                                                             ------------
                    MEDICAL - GENERIC DRUGS (2.17%)
          165,000   Impax Laboratories, Inc. *, (b)                                                             3,197,700
           74,000   Par Pharmaceutical Cos., Inc. *                                                             2,604,060
            7,000   Teva Pharmaceutical Industries Ltd. - ADR                                                     470,260
                                                                                                             ------------
                                                                                                                6,272,020
                                                                                                             ------------
                    MEDICAL - IMAGING SYSTEMS (0.11%)
          176,000   ChromaVision Medical Systems, Inc. *, (c)                                                     324,324
                                                                                                             ------------
                    MEDICAL PRODUCTS (1.74%)
          611,110   Berna Biotech AG - (Switzerland) **                                                         5,025,897
                                                                                                             ------------
                    THERAPEUTICS (12.60%)
        1,377,600   Adherex Technologies, Inc. - (Canada) *, **, (c)                                              404,480
        4,200,000   Adherex Technologies, Inc. - (Canada) *, **, (b)                                            1,409,659
          276,100   Anormed Inc. - (Canada) *, **                                                               1,420,913
          781,000   BioMarin Pharmaceuticals, Inc. *, (a)                                                       4,686,000
           43,000   Cell Therapeutics, Inc. *                                                                     316,910
          196,000   Connectics Corp. *, (b)                                                                     3,959,200
           60,000   Medarex, Inc. *                                                                               437,400
          295,000   NPS Pharmaceuticals, Inc. *, (a)                                                            6,195,000
          195,000   Onyx Pharmaceuticals, Inc. *                                                                8,260,200
           21,000   Onyx Pharmaceuticals, Inc. *, (b)                                                             889,560
           30,000   Pharmacopeia Drug Discovery, Inc. *, (a)                                                      171,900
          338,000   Progenics Pharmaceuticals, Inc. *, (a)                                                      5,695,300
          140,000   Tanox, Inc. *                                                                               2,669,800
                                                                                                             ------------
                                                                                                               36,516,322
                                                                                                             ------------
                    TOTAL COMMON STOCK (Cost $239,843,804)                                                    298,637,693
                                                                                                             ------------
                    WARRANTS (1.47%)
                    ----------------
                    DRUG DELIVERY SYSTEMS (0.0%)
          500,000   Aerogen, Inc., $3.25, 3/11/09 *, (c)                                                                0
          930,000   DOR BioPharma, Inc., $0.88, 7/17/08 *, (b)                                                          0
                                                                                                             ------------
                                                                                                                        0
                                                                                                             ------------
                    MEDICAL - BIOMEDICAL/GENETICS (0.20%)
          307,950   Axonyx, Inc., $3.50, 9/11/08 *, (b)                                                           535,833


     The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004

      SHARES                                                                                                 MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    WARRANTS (CONTINUED)
                    --------------------
                    MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
           23,143   Lynx Therapeutics, Inc., $1.94, 4/16/07 *, (b)                                           $          0
          100,000   MicroIslet, Inc., $1.00, 3/12/01 *, (b)                                                        64,000
              120   Orchid Biosciences, Inc., $4.34, 12/12/11 *, (b)                                                    0
               45   Orchid Biosciences, Inc., $1.61, 9/20/11 *, (b)                                                     0
               45   Orchid Biosciences, Inc., $4.70, 7/24/11 *, (b)                                                     0
          182,250   Prana Biotechnology - AUD *                                                                         0
          193,500   Xenova Group, PLC - GBP,GBP1.13, 12/08/08 *, (b)                                                    0
                                                                                                             ------------
                                                                                                                  599,833
                                                                                                             ------------
                    MEDICAL - IMAGING SYSTEMS (0.0%)
           26,400   Chromavision Medical Systems Inc., $2.75, 04/27/08 *, (b)                                           0
                                                                                                             ------------
                    THERAPEUTICS (1.27%)
        2,100,000   Adherex Technologies, Inc. - CAD,CAD0.43, 12/19/08 *, (b)                                      31,326
          688,800   Adherex Technology - CAD 0.70, 3/20/07 *, (c)                                                       0
          105,000   Onyx Pharmaceuticals, Inc., $9.59, 5/06/09 *, (b)                                           3,440,850
          222,500   YM Biosciences, Inc. - CAD,CAD2.50 12/15/08 *, (b)                                            199,142
                                                                                                             ------------
                                                                                                                3,671,318
                                                                                                             ------------
                    TOTAL WARRANTS (Cost $1,546,133)                                                            4,271,151
                                                                                                             ------------
                    INVESTMENTS IN SECURITIES (Cost $241,389,937)                                             302,908,844
                                                                                                             ------------


                    SECURITIES SOLD, NOT YET PURCHASED ((17.81)%)
                    ---------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((17.81)%)
                    -----------------------------------------------
                    DRUG DELIVERY SYSTEMS ((1.26)%)
         (465,300)  DepoMed, Inc. *                                                                            (2,298,581)
          (72,200)  Nastech Pharmaceutical Co., Inc. *                                                           (736,440)
         (151,000)  Pharmos Corp. *                                                                              (620,610)
                                                                                                             ------------
                                                                                                               (3,655,631)
                                                                                                             ------------
                    MEDICAL - BIOMEDICAL/GENETICS ((7.58)%)
          (94,000)  Aksys, Ltd. *                                                                                (548,020)
         (299,000)  Aphton Corp. *                                                                             (1,196,000)
          (30,500)  Corgentech, Inc. *                                                                           (491,660)
         (164,850)  Enzo Biochem, Inc. *                                                                       (2,472,750)
         (133,000)  Geron Corp. *                                                                              (1,070,650)
          (69,000)  ICOS Corp. *, (a)                                                                          (2,058,960)
         (147,000)  ID Biomedical Corp. *                                                                      (1,333,290)
         (187,000)  Maxim Pharmaceuticals, Inc. *                                                              (1,804,550)
         (195,500)  Nanogen, Inc. *                                                                            (1,323,535)
         (182,500)  Neurochem, Inc. - (Canada) *, **                                                           (3,815,383)
         (115,000)  Northfield Laboratories, Inc. *                                                            (1,639,900)
         (125,372)  Sirna Therapeutics, Inc. *                                                                   (368,594)
         (558,000)  Zeltia, S.A. - (Spain) *, **                                                               (3,822,150)
                                                                                                             ------------
                                                                                                              (21,945,442)
                                                                                                             ------------

     The preceding notes are an integral part of these financial statements.

                                                     UBS EUCALYPTUS FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2004


      SHARES                                                                                                 MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    MEDICAL - DRUGS ((2.50)%)
          (90,400)  Advancis Pharmaceutical Corp. *                                                          $   (608,392)
          (74,100)  American Pharmaceutical Partners, Inc. *                                                   (2,251,158)
         (231,000)  Zymogenetics, Inc. *                                                                       (4,389,000)
                                                                                                             ------------
                                                                                                               (7,248,550)
                                                                                                             ------------
                    MEDICAL - IMAGING SYSTEMS ((0.12)%)
         (176,000)  ChromaVision Medical Systems, Inc. *                                                         (332,640)
                                                                                                             ------------
                    MEDICAL PRODUCTS ((2.16)%)
         (102,000)  Cyberonics, Inc. *                                                                         (3,402,720)
         (285,000)  Luminex Corp. *                                                                            (2,867,100)
                                                                                                             ------------
                                                                                                               (6,269,820)
                                                                                                             ------------
                    THERAPEUTICS ((4.19)%)
          (78,000)  Allos Therapeutics, Inc. *                                                                   (175,500)
          (94,000)  Amylin Pharmaceuticals, Inc. *                                                             (2,143,200)
         (245,000)  Antigenics, Inc. *                                                                         (2,097,200)
          (20,200)  Atherogenics, Inc. *                                                                         (384,406)
         (657,000)  Biopure Corp. *                                                                              (459,900)
         (314,500)  Introgen Therapeutics, Inc. *                                                              (1,342,915)
         (365,000)  Isis Pharmaceuticals, Inc. *                                                               (2,095,100)
         (302,100)  La Jolla Pharmaceutical Co. *                                                                (734,103)
         (217,000)  Lipid Sciences, Inc. *                                                                       (950,460)
         (170,820)  NeoPharm, Inc. *                                                                           (1,764,571)
                                                                                                             ------------
                                                                                                              (12,147,355)
                                                                                                             ------------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds $(49,130,957))                       (51,599,438)
                                                                                                             ------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(49,130,957))                               (51,599,438)
                                                                                                             ------------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 86.74%                     251,309,406
                                                                                                             ------------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 13.26%                                                 38,410,624
                                                                                                             ------------
         TOTAL NET ASSETS -- 100.00%                                                                         $289,720,030
                                                                                                             ============

*   Non-income producing securitiy
**  Foreign
(a) Partially or wholly held ($189,570,035 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b) Private investment in public equity (freely tradeable) at market value.
(c) Private equity investment valued at fair value.The total market value of investments valued at fair value amounted to $2,240,054, which represented 0.77% of the net assets at June 30, 2004.

     The preceding notes are an integral part of these financial statements.

                                                        UBS EUCALYPTUS FUND, LLC
                                              SCHEDULE OF INVESTMENTS BY COUNTRY
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2004

--------------------------------------------------------------------------------
                                                                    PERCENTAGE
COMMON STOCK                                       MARKET VALUE    OF NET ASSETS

United States of America                           $ 204,544,745        70.60%
Japan                                                 29,409,509        10.15%
Switzerland                                           33,210,183        11.46%
Germany                                               12,929,872         4.46%
Canada                                                10,486,993         3.62%
United Kingdom                                         5,866,887         2.03%
Australia                                              1,414,941         0.49%
Denmark                                                  774,563         0.27%
--------------------------------------------------------------------------------

TOTAL COMMON STOCK                                   298,637,693       103.08%
--------------------------------------------------------------------------------

WARRANTS
United States of America                               4,040,683         1.39%
Canada                                                   230,468         0.08%
--------------------------------------------------------------------------------

TOTAL WARRANTS                                         4,271,151         1.47%
--------------------------------------------------------------------------------

COMMON STOCK SOLD, NOT YET PURCHASED
United States of America                             (43,961,905)      -15.17%
Canada                                                (3,815,383)       -1.32%
Spain                                                 (3,822,150)       -1.32%
--------------------------------------------------------------------------------

TOTAL COMMON STOCK SOLD, NOT YET PURCHASED           (51,599,438)      -17.81%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES                 38,410,624        13.26%
--------------------------------------------------------------------------------

TOTAL NET ASSETS                                   $ 289,720,030       100.00%
--------------------------------------------------------------------------------

     The preceding notes are an integral part of these financial statements.
                                                                              17

                      THIS PAGE INTENTIONALLY LEFT BLANK.

Proxy Voting
A description of the policies and procedures that that Fund uses to determine how to vote proxies and a record of the actual proxy votes cast relating to portfolio securities is available with out charge upon request by calling the Alternative Investment Group at 800-486-2608.


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The function of the Nominating Committee, pursuant to its adopted written charter, is to select and nominate persons for election as Directors of the Fund. As more fully disclosed in the charter, the Nominating Committee reviews and considers, as the Nominating Committee deems appropriate after taking into account, among other things, the factors listed in the charter, nominations of potential Directors made by Fund management and by Fund investors who have submitted such nominations which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the Members of the Fund, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating Committee. The Nominating Committee meets as is necessary or appropriate.

ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

   (a)(1)   Not applicable.

   (a)(2)   Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)   Not applicable.

   (b)      Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Eucalyptus Fund L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.